Angel Oak Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 26.6%	Par	Value
A&D Mortgage LLC, Series 2026-NQM3, Class A1, 5.08%, 04/25/2071 (a)(b)	$4,000,000	$4,006,424
ATLX Trust
Series 2024-RPL1, Class A2, 4.40%, 04/25/2064 (a)(b)	1,700,000	1,668,067
Series 2024-RPL1, Class M1, 4.40%, 04/25/2064 (a)(b)	5,000,000	4,895,795
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.35% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	200,000	213,224
Series 2023-1, Class M1B, 7.90% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	979,249	999,084
Series 2024-1, Class M2, 8.25% (30 day avg SOFR US + 4.60%), 08/25/2034 (a)	900,000	926,903
Series 2025-1, Class B1, 8.70% (30 day avg SOFR US + 5.05%), 10/25/2035 (a)	1,000,000	1,034,906
Series 2025-1, Class M1B, 6.15% (30 day avg SOFR US + 2.50%), 10/25/2035 (a)	3,400,000	3,418,535
Series 2025-1, Class M1C, 6.90% (30 day avg SOFR US + 3.25%), 10/25/2035 (a)	3,250,000	3,296,036
Series 2025-1, Class M2, 7.55% (30 day avg SOFR US + 3.90%), 10/25/2035 (a)	5,150,000	5,268,174
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060 (a)(b)	47,658	46,948
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(c)	839,393	811,447
Series 2025-HE1, Class B1, 5.80%, 09/25/2072 (a)(b)	2,500,000	2,495,494
Brean Asset Backed Securities Trust, Series 2026-RM15, Class A1, 4.25%, 04/25/2066 (a)	2,000,000	1,922,688
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029 (a)(c)	2,000,000	1,999,311
Cascade Funding Mortgage Trust, Series 2024-R1, Class M1, 4.00%, 10/25/2054 (a)(c)	1,000,000	946,842
Chase Mortgage Finance Corp.
Series 2024-4, Class B4, 6.12%, 03/25/2055 (a)(b)	1,990,973	1,931,607
Series 2024-5, Class B4, 6.17%, 04/25/2055 (a)(b)	1,859,768	1,803,566
CIM Trust, Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(b)	1,500,000	1,209,442
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	265,472
COLT Funding LLC
Series 2021-5, Class B1, 4.19%, 11/26/2066 (a)(b)	3,500,000	3,062,924
Series 2021-HX1, Class B3A, 4.12%, 10/25/2066 (a)(b)	2,000,000	1,500,285
Series 2022-1, Class B2, 4.17%, 12/27/2066 (a)(b)	3,300,000	2,940,392
Series 2022-2, Class B1, 3.94%, 02/25/2067 (a)(b)	3,051,299	2,605,310
Series 2022-3, Class B1, 4.22%, 02/25/2067 (a)(b)	2,000,000	1,763,189
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	2,700,000	2,091,108
Series 2021-NQM3, Class M1, 2.32%, 04/25/2066 (a)(b)	4,749,498	3,678,102
Series 2021-NQM5, Class A3, 1.35%, 05/25/2066 (a)(b)	2,254,612	1,888,669
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066 (a)(b)	1,564,509	1,360,903
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066 (a)(b)	5,341,159	4,725,979
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067 (a)(b)	2,500,000	2,351,975
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067 (a)(b)	3,000,000	2,587,143
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066 (a)(b)	400,000	308,727
Series 2021-2, Class B2, 3.93%, 04/25/2066 (a)(b)	1,300,000	1,004,996
Series 2021-3, Class B1, 3.27%, 08/25/2066 (a)(b)	2,948,000	2,329,174
Series 2021-3, Class B2, 4.13%, 08/25/2066 (a)(b)	1,000,000	799,660
Series 2022-1, Class B1, 4.26%, 01/25/2067 (a)(b)	1,750,000	1,465,202
Series 2022-1, Class B2, 4.26%, 01/25/2067 (a)(b)	4,000,000	3,124,748
Series 2022-3, Class A3, 5.30%, 07/25/2067 (a)(b)	213,290	216,416
Series 2022-3, Class B1, 5.28%, 07/25/2067 (a)(b)	1,243,000	1,181,990
Series 2025-CES1, Class B1, 6.97%, 10/25/2055 (a)(b)	2,500,000	2,500,945
Series 2025-CES1, Class B2, 7.91%, 10/25/2055 (a)(b)	1,250,000	1,246,997
Series 2025-INV1, Class B2, 7.10%, 11/25/2060 (a)(b)	1,000,000	976,142
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066 (a)(b)	1,000,000	791,260
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(b)	2,315,000	1,727,226
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	700,000	498,444
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(b)	1,500,000	1,121,813
Series 2022-1, Class B1, 3.86%, 01/25/2067 (a)(b)	3,810,000	2,993,288
Series 2022-4, Class B1, 5.84%, 09/25/2067 (a)(b)	1,500,000	1,491,476
Series 2024-NQM1, Class B3, 7.47%, 11/25/2069 (a)(b)	400,000	392,442
Series 2025-NQM1, Class B2, 7.43%, 01/25/2070 (a)(b)	1,804,000	1,805,568
Series 2026-CES1, Class B2, 7.95%, 12/25/2060 (a)(b)	1,220,000	1,214,565
Series 2026-NQM4, Class B2, 6.90%, 04/25/2071 (a)(b)	2,500,000	2,406,502
FIGRE Trust, Series 2024-HE4, Class C, 5.30%, 09/25/2054 (a)(b)	721,710	719,853
GCAT Trust
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066 (a)(b)	171,989	152,050
Series 2022-NQM2, Class A3, 4.21%, 02/25/2067 (a)(b)	694,025	655,168
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	771,519	639,182
Series 2024-HE1, Class B2, 7.65% (30 day avg SOFR US + 4.00%), 08/25/2054 (a)	1,000,000	1,008,108
Series 2024-PJ10, Class AX1, 0.65%, 04/25/2055 (a)(b)(d)	45,476,695	377,775
Series 2024-PJ7, Class B4, 6.65%, 11/25/2054 (a)(b)	1,529,000	1,403,680
Series 2024-PJ8, Class B5, 6.79%, 02/25/2055 (a)(b)	1,262,000	1,110,171
Series 2024-PJ8, Class B6, 6.79%, 02/25/2055 (a)(b)	1,734,641	1,299,720
Series 2024-RPL2, Class M1, 4.11%, 07/25/2061 (a)(b)	6,730,000	6,407,243
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061 (a)(b)	1,500,000	1,443,322
Series 2025-DSC1, Class B2, 7.17%, 06/25/2065 (a)(b)	1,000,000	984,237
Series 2026-CES1, Class B1, 6.52%, 05/25/2056 (a)(b)	1,000,000	992,255
Series 2026-CES1, Class B2, 7.66%, 05/25/2056 (a)(b)	600,000	595,449
Series 2026-DSC1, Class B2, 0.07%, 05/25/2066 (a)(b)	2,000,000	1,953,593
Home RE Ltd., Series 2026-1, Class M2, 6.85% (30 day avg SOFR US + 3.20%), 01/25/2036 (a)	2,700,000	2,729,188
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056 (a)(b)	2,000,000	1,662,000
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067 (a)(b)	2,000,000	1,458,205
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.34%, 06/25/2029 (a)(b)	21,186	20,716
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	317,166	284,609
Series 2020-4, Class B2, 3.61%, 11/25/2050 (a)(b)	1,105,891	975,472
Series 2023-6, Class AX1, 0.20%, 12/26/2053 (a)(b)(d)	31,458,941	57,633
Series 2023-6, Class B4, 6.07%, 12/26/2053 (a)(b)	510,140	442,745
Series 2023-7, Class B4, 6.12%, 02/25/2054 (a)(b)	1,035,500	874,745
Series 2024-1, Class B6, 5.26%, 06/25/2054 (a)(b)	2,086,219	1,310,494
Series 2024-10, Class B4, 6.96%, 03/25/2055 (a)(b)	3,484,110	3,417,256
Series 2024-10, Class B5, 6.96%, 03/25/2055 (a)(b)	1,421,000	1,202,639
Series 2024-9, Class B5, 6.96%, 02/25/2055 (a)(b)	1,339,000	1,134,166
Series 2025-CES2, Class M1, 6.24%, 06/25/2055 (a)(c)	1,500,000	1,506,732
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	390,841	335,281
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056 (a)(b)	1,329,000	1,154,111
Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	319,347	289,122
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.53%, 09/25/2053 (a)(b)	1,198,000	1,101,042
Series 2026-RPL1, Class M1, 4.00%, 01/25/2064 (a)(c)	2,362,000	2,196,609
New Residential Mortgage Loan Trust
Series 2015-1A, Class B6, 5.14%, 05/28/2052 (a)(b)	844,873	709,093
Series 2017-5A, Class B4, 5.70%, 06/25/2057 (a)(b)	204,293	200,784
Series 2019-2A, Class B6, 4.69%, 12/25/2057 (a)(b)	1,438,534	1,106,387
Series 2021-NQM3, Class B1, 3.40%, 11/27/2056 (a)(b)	2,000,000	1,653,887
Series 2025-NQM6, Class B2, 6.94%, 10/25/2065 (a)(b)	3,170,000	3,066,904
NMLT Trust
Series 2021-INV2, Class B2, 4.07%, 08/25/2056 (a)(b)	1,500,000	1,173,755
Series 2025-CES1, Class A3, 5.37%, 08/25/2060 (a)(c)	1,505,000	1,502,743
Oaktown Re, Series 2021-2, Class M1B, 6.55% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	662,267	665,899
Onslow Bay Mortgage Loan Trust, Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,450,509	1,204,019
Point Securitization Trust
Series 2025-2, Class A1, 5.75%, 10/25/2055 (a)(c)	1,496,775	1,486,329
Series 2026-1, Class A1, 5.25%, 02/25/2056 (a)(c)	1,000,000	982,905
Series 2026-1, Class A2, 6.50%, 02/25/2056 (a)(c)	1,000,000	980,524
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069 (a)(c)	1,500,000	1,447,144
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069 (a)(c)	1,000,000	926,179
Series 2025-RPL2, Class M1, 4.00%, 08/25/2064 (a)(c)	6,286,000	5,981,546
Series 2025-RPL4, Class M2, 4.00%, 03/25/2065 (a)(c)	3,000,000	2,703,116
Series 2025-RPL5, Class M1, 4.15%, 01/25/2070 (a)(c)	2,250,000	2,078,710
Series 2025-RPL5, Class M2, 4.15%, 01/25/2070 (a)(c)	3,000,000	2,705,676
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (a)	200,000	195,256
PRPM LLC
Series 2022-NQM1, Class B1, 5.35%, 08/25/2067 (a)(b)	1,500,000	1,482,931
Series 2025-RCF4, Class M1A, 4.50%, 08/25/2055 (a)(c)	2,000,000	1,924,756
Series 2025-RCF5, Class M2, 5.50%, 10/25/2055 (a)(c)	1,850,000	1,774,128
Series 2025-RPL4, Class A3, 3.00%, 05/25/2055 (a)(c)	2,000,000	1,851,042
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.15% (30 day avg SOFR US + 3.50%), 09/25/2034 (a)	500,000	505,866
Series 2024-1, Class M2, 7.65% (30 day avg SOFR US + 4.00%), 09/25/2034 (a)	1,000,000	1,023,224
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	338,710
RCKT Mortgage Trust
Series 2021-5, Class A1, 2.50%, 11/25/2051 (a)(b)	5,252,787	4,418,650
Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	2,359,070	2,114,582
Series 2025-CES1, Class B2B, 6.64%, 01/25/2045 (a)(b)	3,000,000	2,969,898
Series 2025-CES3, Class B2B, 5.97%, 03/25/2055 (a)(b)	2,839,000	2,797,224
Series 2025-CES5, Class B2A, 8.05%, 05/25/2055 (a)(b)	2,730,000	2,760,050
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(b)	92,349	90,336
Series 2025-LOC5, Class B1, 7.40% (1 mo. Term SOFR + 3.75%), 10/25/2055 (a)	1,000,000	1,004,769
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(c)	2,119,159	2,135,037
Series 2026-HB1, Class B1, 7.10% (1 mo. Term SOFR + 3.45%), 04/25/2056 (a)	1,000,000	1,002,638
Series 2026-HB1, Class B2, 8.20% (1 mo. Term SOFR + 4.55%), 04/25/2056 (a)	2,523,000	2,490,678
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031 (a)(c)	7,000,000	7,014,651
Series 2026-NPL1, Class A2, 8.90%, 04/25/2031 (a)(c)	5,000,000	5,009,360
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048 (a)(b)	149,464	134,842
Series 2023-2, Class B4, 4.98%, 03/25/2053 (a)(b)	1,379,562	1,267,997
Series 2023-4, Class B4, 5.69%, 11/25/2053 (a)(b)	1,441,053	1,283,481
Series 2024-2, Class B4, 5.97%, 03/25/2054 (a)(b)	1,413,028	1,322,474
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	1,396,600	1,179,108
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	514,825	444,813
Series 2021-2, Class B2, 4.04%, 12/25/2061 (a)(b)	910,000	630,640
Series 2025-1, Class B2, 6.75%, 12/25/2065 (a)(b)	2,090,000	2,014,267
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049 (a)(b)	500,000	476,622
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(b)	600,000	532,771
Series 2021-3, Class B2, 4.10%, 06/25/2056 (a)(b)	3,000,000	2,387,730
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(b)	1,000,000	784,555
Series 2021-4, Class B31, 4.68%, 08/25/2056 (a)(b)	2,460,000	1,731,882
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	880,373	831,922
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.25%, 10/25/2057 (a)(b)	3,000,000	2,242,878
Series 2018-5, Class B3, 3.47%, 07/25/2058 (a)(b)	2,000,000	1,398,904
Series 2019-1, Class B2, 3.77%, 03/25/2058 (a)(b)	2,000,000	1,582,201
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	2,000,000	1,869,636
Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.55%, 07/17/2038 (a)	200,000	198,166
Unlock Hea Trust
Series 2023-1, Class B, 7.00%, 10/25/2038 (a)	10,000,000	9,908,580
Series 2025-2, Class A, 6.00%, 11/25/2041 (a)	4,892,611	4,848,080
Series 2025-2, Class B, 7.25%, 11/25/2041 (a)	1,000,000	974,721
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066 (a)(b)	1,926,000	1,617,222
Series 2021-3, Class B2, 3.96%, 06/25/2066 (a)(b)	1,257,000	980,825
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(b)	1,500,000	1,240,491
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(b)	518,788	446,821
Series 2021-6, Class M1, 2.94%, 10/25/2066 (a)(b)	290,000	219,513
Series 2021-7, Class B1, 4.14%, 10/25/2066 (a)(b)	400,000	324,544
Series 2021-8, Class B1, 4.24%, 11/25/2066 (a)(b)	2,000,000	1,747,270
Series 2022-1, Class B2, 3.97%, 01/25/2067 (a)(b)	3,000,000	2,276,569
Series 2022-2, Class B1, 4.25%, 02/25/2067 (a)(b)	3,800,000	3,148,823
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	1,896,973	1,799,756
Series 2022-3, Class B2, 4.04%, 02/25/2067 (a)(b)	1,500,000	1,144,082
Series 2026-3, Class B2, 6.81%, 03/25/2071 (a)(b)	1,000,000	967,104
Vista Point Securitization Trust
Series 2024-CES2, Class B2, 9.38%, 10/25/2054 (a)(b)	7,049,000	7,195,255
Series 2024-CES3, Class B2, 9.52%, 01/25/2055 (a)(b)	2,000,000	2,042,590
Series 2025-CES1, Class A3, 6.28%, 04/25/2055 (a)(c)	1,000,000	1,012,682
Series 2025-CES1, Class B2, 8.96%, 04/25/2055 (a)(b)	2,697,000	2,789,378
Series 2025-CES2, Class B1, 7.06%, 08/25/2055 (a)(b)	3,000,000	3,030,114
Series 2025-CES2, Class B2, 8.15%, 08/25/2055 (a)(b)	3,000,000	3,012,748
Series 2025-CES3, Class B1, 6.99%, 11/25/2055 (a)(b)	4,618,000	4,645,670
Series 2025-CES3, Class B2, 7.88%, 11/25/2055 (a)(b)	1,588,000	1,588,342
Series 2026-CES1, Class B1, 6.77%, 02/25/2056 (a)(b)	2,919,000	2,885,234
Series 2026-CES1, Class B2, 7.86%, 02/25/2056 (a)(b)	2,000,000	1,977,336
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $298,501,204)		298,826,121

CORPORATE OBLIGATIONS - 15.9%	Par	Value
Basic Materials - 1.2%
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	130,000	140,678
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	970,000	987,805
Celanese US Holdings LLC, 7.38%, 02/15/2034	630,000	660,060
Century Aluminum Co., 6.88%, 08/01/2032 (a)	630,000	652,958
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (a)	1,290,000	1,304,034
Consolidated Energy Finance SA, 12.00%, 02/15/2031 (a)	1,140,000	1,169,925
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	680,000	680,068
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (a)	2,100,000	2,160,619
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	210,000	213,788
Magnera Corp., 4.75%, 11/15/2029 (a)	720,000	660,114
Mercer International, Inc., 5.13%, 02/01/2029	420,000	168,382
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	1,250,000	1,287,089
Mosaic Co., 5.63%, 11/15/2043	225,000	211,535
Novelis Corp., 4.75%, 01/30/2030 (a)	380,000	364,307
Nucor Corp., 5.10%, 06/01/2035	215,000	217,689
Nutrien Ltd., 4.13%, 03/15/2035	240,000	220,764
Olin Corp., 6.63%, 04/01/2033 (a)	700,000	694,328
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	1,220,000	1,278,677
		13,072,820

Communications - 0.8%
AT&T, Inc., 4.90%, 08/15/2037	450,000	430,611
Cars.com, Inc., 6.38%, 11/01/2028 (a)	300,000	295,117
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (a)	1,060,000	984,316
Comcast Corp., 6.50%, 11/15/2035	260,000	284,852
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	1,790,000	1,863,820
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	740,000	721,563
Gray Media, Inc., 5.38%, 11/15/2031 (a)	1,680,000	1,313,684
Lamar Media Corp., 4.88%, 01/15/2029	370,000	367,890
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (a)	700,000	681,545
SV RNO Property Owner 1, LLC, 5.88%, 03/01/2031 (a)	370,000	363,266
T-Mobile USA, Inc., 5.75%, 01/15/2034	275,000	287,164
Univision Communications, Inc., 4.50%, 05/01/2029 (a)	770,000	735,193
Verizon Communications, Inc., 4.27%, 01/15/2036	470,000	433,813
		8,762,834

Consumer, Cyclical - 1.7%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	640,000	655,014
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (a)	1,310,000	1,279,808
BorgWarner, Inc., 5.40%, 08/15/2034	215,000	218,517
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	1,410,000	1,361,753
Carnival Corp., 6.13%, 02/15/2033 (a)	540,000	548,213
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	1,230,000	1,298,854
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	1,250,000	1,292,725
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (a)	1,420,000	1,453,398
FirstCash Holdings, Inc., 6.13%, 05/01/2034 (a)(e)	140,000	139,786
FirstCash, Inc., 4.63%, 09/01/2028 (a)	740,000	727,984
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	145,000	145,685
General Motors Financial Co., Inc., 6.10%, 01/07/2034	205,000	214,136
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	1,090,000	1,079,657
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (a)	730,000	734,085
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	710,000	680,820
Lowe's Cos., Inc., 2.80%, 09/15/2041	305,000	215,946
Meritage Homes Corp., 5.65%, 03/15/2035	220,000	221,980
NCL Corp. Ltd., 6.25%, 09/15/2033 (a)	680,000	658,601
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (a)	630,000	680,204
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	650,000	679,633
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	220,000	219,299
Penn Entertainment, Inc., 6.75%, 04/01/2031 (a)	730,000	724,383
Phinia, Inc.
6.75%, 04/15/2029 (a)	145,000	148,595
6.63%, 10/15/2032 (a)	640,000	656,211
PulteGroup, Inc., 6.38%, 05/15/2033	200,000	215,879
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	720,000	727,521
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	285,000	289,443
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	640,000	660,066
Viking Cruises Ltd., 5.88%, 10/15/2033 (a)	1,280,000	1,283,886
		19,212,082

Consumer, Non-cyclical - 2.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	1,270,000	1,300,660
Agilent Technologies, Inc., 4.75%, 09/09/2034	295,000	290,791
Amgen, Inc., 5.25%, 03/02/2033	285,000	291,738
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	630,000	655,066
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	275,000	285,638
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	50,000	49,617
Baxter International, Inc., 2.54%, 02/01/2032	345,000	293,255
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	360,000	363,842
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	315,000	293,656
Brown-Forman Corp., 4.00%, 04/15/2038	240,000	210,457
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	320,000	292,543
Campbell's Co., 5.40%, 03/21/2034	290,000	282,091
Chobani Holdco LLC, 6.38%, 04/15/2034 (a)	145,000	148,038
Conagra Brands, Inc., 5.30%, 11/01/2038	230,000	214,435
Concentra Health Services, Inc., 6.88%, 07/15/2032 (a)	650,000	674,402
Constellation Brands, Inc., 4.90%, 05/01/2033	220,000	217,876
DaVita, Inc., 6.88%, 09/01/2032 (a)	950,000	981,189
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	670,000	690,535
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	1,030,000	1,093,669
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	1,250,000	1,295,839
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	285,000	289,248
Global Payments, Inc., 5.40%, 08/15/2032	165,000	164,219
HCA, Inc., 5.45%, 09/15/2034	290,000	293,649
Hertz Corp.
12.63%, 07/15/2029 (a)	720,000	679,230
Series 2023-3A, Class D, 9.43%, 02/25/2028 (a)	1,000,000	1,016,717
J.M. Smucker Co., 6.20%, 11/15/2033	270,000	288,020
JBS USA Food Co., 6.75%, 03/15/2034	25,000	27,185
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	285,000	284,445
Kraft Heinz Foods Co., 6.88%, 01/26/2039	200,000	217,889
Kroger Co., 5.00%, 09/15/2034	295,000	291,510
Mars, Inc., 5.20%, 03/01/2035 (a)	285,000	287,642
Medline Borrower LP, 5.25%, 10/01/2029 (a)	1,020,000	1,015,666
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	970,000	969,542
Molson Coors Beverage Co., 4.20%, 07/15/2046	185,000	145,297
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	1,000,000	970,219
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,560,000	1,469,080
Philip Morris International, Inc., 5.25%, 02/13/2034	285,000	290,505
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	1,280,000	1,280,328
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	1,330,000	1,317,334
Royalty Pharma PLC, 3.30%, 09/02/2040	380,000	291,151
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	1,510,000	1,457,903
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	620,000	652,490
Tyson Foods, Inc., 4.88%, 08/15/2034	295,000	290,267
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	145,000	147,573
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	740,000	731,855
US Foods, Inc., 7.25%, 01/15/2032 (a)	350,000	364,492
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,280,000	1,311,628
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	330,000	295,088
		26,765,509

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (a)	990,000	1,007,264

Energy - 2.0%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	1,040,000	1,088,049
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	700,000	722,618
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030 (a)	636,347	668,285
Bristow Group, Inc., 6.75%, 02/01/2033 (a)	340,000	346,174
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031 (a)	1,220,000	1,293,672
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	260,000	220,189
Cheniere Energy Partners LP, 5.75%, 08/15/2034	210,000	217,918
Comstock Resources, Inc., 5.88%, 01/15/2030 (a)	1,330,000	1,289,040
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	215,000	219,776
CVR Energy, Inc., 7.88%, 02/15/2034 (a)	1,290,000	1,294,729
Energy Transfer LP, 7.38%, 02/01/2031 (a)	140,000	145,032
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	1,250,000	1,316,520
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	660,000	677,926
Hess Corp., 7.13%, 03/15/2033	190,000	216,457
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029 (a)	340,000	339,965
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034 (a)	720,000	732,841
Kinder Morgan, Inc., 5.95%, 08/01/2054	220,000	217,262
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	100,000	100,393
Kodiak Gas Services LLC, 6.50%, 10/01/2033 (a)	660,000	675,468
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	200,000	202,585
MPLX LP, 5.00%, 03/01/2033	220,000	218,963
ONEOK, Inc., 6.05%, 09/01/2033	210,000	220,959
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (a)	670,000	687,140
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	215,000	220,352
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,590,000	1,467,191
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	710,000	735,664
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034 (a)	1,260,000	1,288,131
Targa Resources Corp., 6.50%, 03/30/2034	200,000	216,922
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	310,000	321,017
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	660,000	682,327
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	2,990,000	2,959,286
Western Midstream Operating LP, 6.15%, 04/01/2033	210,000	220,363
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	710,000	731,137
Williams Cos., Inc., 5.60%, 03/15/2035	210,000	215,275
		22,169,626

Financial - 5.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	320,000	292,567
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	290,000	293,012
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	645,000	653,443
American Tower Corp., 5.55%, 07/15/2033	280,000	288,497
Apollo Debt Solutions BDC, 5.70%, 01/23/2031 (a)	3,070,000	3,018,677
Ares Capital Corp.
5.10%, 01/15/2031	1,945,000	1,887,354
3.20%, 11/15/2031	170,000	149,067
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	100,000	104,520
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (a)	295,000	287,920
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	845,000	734,828
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	690,000	734,290
Blackstone Private Credit Fund
5.05%, 09/10/2030	233,000	223,393
6.00%, 01/29/2032	2,871,000	2,821,358
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	1,600,000	1,316,480
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	605,000	616,470
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	960,000	958,594
Crown Castle, Inc., 5.10%, 05/01/2033	290,000	287,706
Enact Holdings, Inc., 6.25%, 05/28/2029	215,000	222,286
Encore Capital Group, Inc., 6.63%, 04/15/2031 (a)	670,000	681,370
EZCORP, Inc., 7.38%, 04/01/2032 (a)	1,030,000	1,091,450
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	565,000	583,424
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033 (a)	2,700,000	2,634,421
GGAM Finance Ltd., 5.88%, 03/15/2030 (a)	980,000	989,673
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	1,940,000	1,970,188
goeasy Ltd., 6.88%, 02/15/2031 (a)	890,000	740,006
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	695,000	608,416
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031 (a)	2,265,000	2,228,280
6.15%, 06/16/2031 (a)	875,000	867,877
Golub Capital BDC, Inc., 6.00%, 07/15/2029	1,310,000	1,314,140
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	720,000	727,074
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	1,250,000	1,284,814
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	710,000	695,057
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	980,000	1,026,100
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	825,000	816,009
LPL Holdings, Inc., 4.38%, 05/15/2031 (a)	300,000	288,207
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	585,000	585,691
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	275,000	287,547
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)	670,000	679,048
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	595,000	613,179
Morgan Stanley Direct Lending Fund, 6.00%, 05/19/2030	3,050,000	3,048,593
NMI Holdings, Inc., 6.00%, 08/15/2029	215,000	219,809
OneMain Finance Corp., 7.13%, 11/15/2031	1,450,000	1,471,256
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,280,000	1,286,717
PennyMac Financial Services, Inc., 6.75%, 02/15/2034 (a)	1,000,000	968,753
PHH Corp., 9.88%, 11/01/2029 (a)	960,000	970,257
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	1,930,000	1,971,298
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	710,000	732,062
PRA Group, Inc., 5.00%, 10/01/2029 (a)	1,020,000	968,968
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	930,000	970,743
Prudential Financial, Inc., 5.20%, 03/14/2035	290,000	291,662
Radian Group, Inc., 6.20%, 05/15/2029	210,000	217,271
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	350,000	359,358
Rocket Cos., Inc., 7.13%, 02/01/2032 (a)	1,240,000	1,282,476
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (a)	680,000	680,185
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (a)	330,000	346,810
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	1,250,000	1,293,194
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	635,000	653,803
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	980,000	963,591
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	710,000	658,917
Velocity Commercial Capital LLC, 9.38%, 02/15/2031 (a)	340,000	352,003
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	740,000	736,350
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	635,000	652,599
		56,699,108

Industrial - 1.8%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	650,000	659,853
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (a)	1,040,000	1,082,353
Amphenol Corp., 5.25%, 04/05/2034	210,000	215,083
Arrow Electronics, Inc., 5.88%, 04/10/2034	315,000	325,349
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	640,000	657,133
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	1,050,000	1,094,123
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	670,000	681,403
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	1,260,000	1,274,023
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	300,000	243,079
Carrier Global Corp., 3.38%, 04/05/2040	180,000	143,703
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	730,000	687,402
Coherent Corp., 5.00%, 12/15/2029 (a)	730,000	722,628
CRH America Finance, Inc., 5.40%, 05/21/2034	280,000	286,120
CSX Corp., 6.15%, 05/01/2037	225,000	243,701
Enerflex, Inc., 6.88%, 01/15/2031 (a)	700,000	721,503
Esab Corp., 5.63%, 04/01/2031 (a)	360,000	364,215
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (a)	670,000	666,983
GATX Corp., 5.50%, 06/15/2035	285,000	288,887
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	330,000	338,165
Knife River Corp., 7.75%, 05/01/2031 (a)	650,000	677,165
Northrop Grumman Corp., 5.20%, 06/01/2054	230,000	211,123
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	1,310,000	1,253,560
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	660,000	669,685
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	680,000	653,432
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	370,000	362,243
RTX Corp., 6.10%, 03/15/2034	200,000	215,362
Seaspan Corp., 5.50%, 08/01/2029 (a)	720,000	688,801
Sensata Technologies, Inc., 3.75%, 02/15/2031 (a)	700,000	650,662
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (a)	1,260,000	1,320,029
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	650,000	656,939
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (a)	690,000	722,459
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	640,000	657,322
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (a)	630,000	687,358
United Parcel Service, Inc., 5.50%, 05/22/2054	170,000	163,058
Waste Management, Inc., 4.88%, 02/15/2034	215,000	217,417
XPO, Inc., 7.13%, 06/01/2031 (a)	330,000	341,860
		20,844,181

Technology - 0.5%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	720,000	724,813
CACI International, Inc., 6.38%, 06/15/2033 (a)	460,000	470,903
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	330,000	327,066
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	335,000	326,399
Fiserv, Inc., 5.25%, 08/11/2035	250,000	244,045
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	295,000	291,362
MSCI, Inc., 5.25%, 09/01/2035	335,000	329,925
Oracle Corp., 3.90%, 05/15/2035	340,000	287,967
Roper Technologies, Inc., 1.75%, 02/15/2031	340,000	294,850
Unisys Corp., 10.63%, 01/15/2031 (a)	1,190,000	1,035,609
VMware LLC, 2.20%, 08/15/2031	370,000	327,594
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	670,000	683,449
		5,343,982

Utilities - 0.4%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	270,000	289,488
Duke Energy Florida LLC, 6.40%, 06/15/2038	265,000	289,988
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	670,000	672,594
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	1,270,000	1,285,596
Virginia Electric and Power Co., 5.15%, 03/15/2035	290,000	290,490
Vistra Operations Co. LLC
6.88%, 04/15/2032 (a)	650,000	678,846
6.00%, 04/15/2034 (a)	280,000	289,151
VoltaGrid LLC, 7.38%, 11/01/2030 (a)	650,000	674,951
		4,471,104
TOTAL CORPORATE OBLIGATIONS (Cost $178,871,548)		178,348,510

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 15.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QJ0865, 5.50%, 08/01/2054	918,770	932,421
Pool QJ7063, 5.50%, 10/01/2054	2,163,482	2,184,005
Pool QJ7675, 6.00%, 11/01/2054	2,295,367	2,386,853
Pool QJ7711, 5.00%, 11/01/2054	3,253,577	3,212,227
Pool QX0791, 5.50%, 12/01/2054	1,850,128	1,873,416
Pool RB5135, 2.00%, 11/01/2041	3,403,168	2,955,495
Pool RB5146, 2.50%, 02/01/2042	2,168,521	1,946,989
Pool RB5149, 2.50%, 03/01/2042	5,647,988	5,046,748
Pool RQ0028, 6.00%, 07/01/2055	2,501,929	2,555,690
Pool RQ0094, 5.00%, 02/01/2056	15,738,398	15,518,728
Pool SD5007, 5.00%, 09/01/2053	911,323	902,235
Pool SD6195, 5.00%, 10/01/2053	782,538	774,787
Pool SD8492, 5.00%, 01/01/2055	9,012,535	8,893,310
Pool SD8506, 5.50%, 02/01/2055	6,269,307	6,307,084
Pool SD8516, 6.00%, 03/01/2055	6,386,469	6,523,698
Pool SD8524, 5.50%, 04/01/2055	4,805,169	4,834,124
Pool SL0716, 5.00%, 03/01/2055	3,723,550	3,675,900
Pool SL0741, 6.00%, 02/01/2055	3,916,323	4,036,073
Pool SL0817, 6.00%, 04/01/2055	3,058,841	3,147,551
Pool SL1634, 2.50%, 07/01/2052	5,603,507	4,731,237
Pool SL2624, 4.50%, 01/01/2054	6,555,802	6,323,504
Pool SL3103, 6.50%, 10/01/2054	4,659,322	4,858,576
Pool SL4432, 5.50%, 03/01/2056	5,884,468	5,931,796
Pool SL4455, 4.50%, 03/01/2056	4,993,552	4,810,168
Federal National Mortgage Association
Pool BR0948, 2.00%, 04/01/2051	2,864,438	2,315,131
Pool BW5186, 5.00%, 11/01/2052	803,532	796,644
Pool BX0432, 6.00%, 11/01/2052	2,685,651	2,767,487
Pool CA4149, 3.00%, 09/01/2049	8,243,245	7,234,739
Pool CA8895, 2.50%, 02/01/2051	2,028,507	1,707,042
Pool CB3000, 2.00%, 12/01/2051	4,818,288	3,869,928
Pool CB7336, 5.50%, 10/01/2053	5,104,871	5,149,865
Pool DB3770, 5.50%, 05/01/2054	717,883	727,918
Pool DC3426, 5.00%, 09/01/2054	965,387	962,854
Pool DC5739, 5.50%, 11/01/2054	1,254,254	1,271,620
Pool FA4836, 5.50%, 07/01/2055	5,883,170	5,943,474
Pool FP0069, 2.50%, 01/01/2052	3,392,707	2,864,866
Pool FS4653, 5.50%, 05/01/2053	1,088,604	1,099,279
Pool FS6738, 5.00%, 09/01/2053	2,101,661	2,082,867
Pool FS8870, 5.00%, 09/01/2053	2,495,798	2,473,864
Pool FS9192, 3.00%, 07/01/2052	3,578,175	3,138,702
Pool FS9409, 5.50%, 10/01/2054	5,207,910	5,277,225
Pool MA4364, 2.00%, 06/01/2041	3,749,903	3,272,876
Pool MA4474, 2.00%, 11/01/2041	3,950,412	3,430,886
Pool MA4511, 2.00%, 01/01/2052	1,503,857	1,209,634
Pool MA5615, 6.00%, 02/01/2055	2,906,098	2,968,542
Pool MA5736, 6.00%, 06/01/2055	4,834,692	4,938,578
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	724,351	722,761
Pool MA8570, 5.50%, 01/20/2053	4,047,596	4,113,189
Pool MA9018, 6.00%, 07/20/2053	513,764	528,202
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $175,365,050)		175,230,788

ASSET-BACKED SECURITIES - 13.7%	Par	Value
Automobile - 8.2%
AgoraCapital Auto Securities Trust
Series 2025-1A, Class B, 7.27%, 11/25/2032 (a)	1,000,000	1,009,782
Series 2025-1A, Class C, 10.17%, 11/25/2032 (a)	500,000	522,421
American Credit Acceptance Receivables Trust, Series 2024-3, Class E, 7.92%, 03/12/2032 (a)	3,000,000	3,124,626
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032 (a)	500,000	500,903
Avis Budget Car Rental LLC
Series 2021-2A, Class D, 4.08%, 02/20/2028 (a)	2,000,000	1,981,151
Series 2023-4A, Class D, 7.31%, 06/20/2029 (a)	2,250,000	2,281,333
Series 2023-7A, Class D, 7.31%, 08/21/2028 (a)	1,000,000	1,011,268
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class E, 10.37%, 07/15/2030 (a)	3,050,000	3,260,948
Series 2026-1, Class E, 6.63%, 02/15/2033 (a)	1,000,000	991,657
CarMax Select Receivables Trust, Series 2026-A, Class E, 6.56%, 02/15/2033 (a)	1,500,000	1,484,171
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027 (a)	439,475	266,518
Carvana Auto Receivables Trust
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	1,265,002	1,250,768
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	602,031	590,358
Series 2023-N2, Class E, 9.94%, 04/10/2030 (a)	1,500,000	1,562,456
Series 2023-N3, Class E, 9.49%, 09/10/2030 (a)	2,411,000	2,540,870
Corporate One Auto Receivables Trust, Series 2026-1A, Class D, 5.48%, 07/15/2034 (a)	250,000	248,465
CPS Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030 (a)	4,000,000	4,318,365
Series 2024-A, Class E, 8.42%, 08/15/2031 (a)	5,200,000	5,395,876
Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	1,000,000	1,040,336
Series 2024-C, Class E, 8.04%, 03/15/2032 (a)	1,000,000	1,034,766
Series 2025-B, Class E, 7.95%, 03/15/2033 (a)	1,750,000	1,808,236
Series 2025-C, Class E, 6.59%, 02/15/2033 (a)	1,000,000	986,803
Series 2025-D, Class E, 7.69%, 05/16/2033 (a)	2,500,000	2,547,325
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	3,000,000	2,973,939
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	1,000,000	968,195
Series 2022-5A, Class E, 10.45%, 04/15/2030 (a)	2,000,000	2,111,778
Series 2022-6A, Class E, 11.61%, 06/17/2030 (a)	2,000,000	2,094,870
Series 2024-1A, Class E, 7.89%, 08/15/2031 (a)	1,000,000	1,034,488
Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	1,354,000	1,403,306
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	2,505,000	2,594,486
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	2,414,000	2,471,623
Series 2026-2A, Class E, 7.54%, 11/15/2033 (a)	1,000,000	1,012,842
FHF Trust, Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	1,000,000	947,305
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/2030 (a)	1,000,000	981,291
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	585,000	491,456
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030 (a)	1,000,000	1,074,665
Series 2023-3A, Class E, 9.27%, 08/15/2030 (a)	1,500,000	1,583,259
Series 2023-4A, Class E, 9.72%, 08/15/2030 (a)	1,000,000	1,075,818
Series 2024-3A, Class E, 7.25%, 06/16/2031 (a)	1,000,000	1,025,307
Series 2024-4A, Class E, 7.51%, 08/15/2031 (a)	1,826,000	1,888,327
Series 2025-3A, Class E, 6.52%, 08/16/2032 (a)	1,000,000	995,105
Series 2026-1A, Class E, 6.51%, 03/15/2033 (a)	1,500,000	1,477,734
Series 2026-2A, Class E, 6.98%, 06/15/2033 (a)	2,000,000	1,999,412
Hertz Corp., Series 2025-6A, Class D, 8.30%, 05/25/2032 (a)	750,000	751,670
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 09/15/2031 (a)	682,047	676,888
Lobel Automobile Receivables Trust
Series 2023-2, Class D, 11.00%, 09/16/2030 (a)	1,000,000	1,042,929
Series 2026-1, Class E, 8.37%, 01/15/2031 (a)	1,250,000	1,197,311
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	99,755	100,060
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028 (a)	23,035	22,933
Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	1,975,000	1,982,572
Series 2024-2A, Class E, 6.75%, 11/17/2031 (a)	750,000	726,518
Research-Driven Pagaya Motor Asset Trust
Series 2025-5A, Class C, 5.47%, 06/26/2034 (a)	3,000,000	2,963,837
Series 2025-6A, Class C, 5.53%, 08/25/2034 (a)	2,000,000	1,972,916
Series 2025-6A, Class E, 10.53%, 08/25/2034 (a)	250,000	249,403
Series 2026-1A, Class B, 5.44%, 01/25/2035 (a)	4,000,000	3,969,829
Series 2026-2A, Class E1, 10.99%, 02/26/2035 (a)	1,000,000	998,686
Series 2026-R1A, Class B, 6.21%, 07/25/2034 (a)	1,250,000	1,251,944
Series 2026-R1A, Class D, 7.72%, 07/25/2034 (a)	1,250,000	1,233,773
SAFCO Auto Receivables Trust, Series 2025-1A, Class D, 6.60%, 12/10/2030 (a)	1,000,000	995,047
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	160,524	164,765
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	1,500,000	1,547,718
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 07/25/2031 (a)	519,338	529,146
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	85,877	86,227
		92,428,780

Consumer - 4.9%
ACHD Trust, Series 2025-DS1, Class C, 11.33%, 01/09/2034 (a)	1,000,000	1,004,632
ACHV ABS Trust
Series 2024-2PL, Class D, 6.40%, 10/27/2031 (a)	2,554,904	2,575,294
Series 2025-1PL, Class E, 6.50%, 04/26/2032 (a)	2,877,826	2,871,794
Affirm, Inc., Series 2024-B, Class E, 7.35%, 09/15/2029 (a)	1,000,000	1,001,156
AMCR ABS Trust, Series 2026-A, Class C, 9.84%, 05/18/2033 (a)	750,000	765,479
AMDR ABS Trust, Series 2025-1A, Class A, 6.38%, 12/19/2033 (a)	220,399	220,971
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040 (a)	745,674	743,860
Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	164,510	152,900
Bankers Healthcare Group, Inc., Series 2022-C, Class E, 9.73%, 10/17/2035 (a)	500,000	528,203
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041 (a)	56,308	55,136
Series 2025-2A, Class E, 8.35%, 04/15/2052 (a)	335,847	330,730
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	5,306,548	5,382,778
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	3,000,000	3,046,651
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	100,000	102,578
Series 2023-1A, Class C, 11.24%, 03/20/2045 (a)	100,000	39,506
Oportun Financial Corp.
Series 2021-B, Class D, 5.41%, 05/08/2031 (a)	254,405	252,943
Series 2024-3, Class D, 9.60%, 08/15/2029 (a)	1,500,000	1,513,987
Series 2025-D, Class D, 6.97%, 02/08/2033 (a)	500,000	503,930
Series 2025-D, Class E, 10.82%, 02/08/2033 (a)	300,000	300,968
Series 2026-A, Class D, 6.28%, 01/09/2034 (a)	1,000,000	996,879
Series 2026-A, Class E, 9.38%, 01/09/2034 (a)	500,000	499,119
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	1,611	1,605
Series 2021-5, Class C, 3.93%, 08/15/2029 (a)	40,806	40,500
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	181,323	181,634
Series 2024-10, Class F, 12.00%, 06/15/2032 (a)	914,249	835,178
Series 2024-7, Class D, 10.90%, 12/15/2031 (a)	226,039	229,446
Series 2025-5, Class E, 9.70%, 03/15/2033 (a)	1,287,450	1,291,326
Series 2025-6, Class E, 8.48%, 04/15/2033 (a)	1,999,816	1,991,152
Series 2025-7, Class E, 8.89%, 05/15/2033 (a)	499,911	496,570
Series 2025-8, Class E, 9.57%, 07/15/2033 (a)	999,656	1,000,190
Series 2025-R1, Class E, 12.11%, 06/15/2032 (a)	53,977	55,113
Series 2025-R2, Class D, 5.80%, 10/15/2032 (a)	2,008,103	1,996,262
Series 2025-R3, Class E, 8.93%, 01/18/2033 (a)	1,171,440	1,167,044
Series 2026-1, Class B, 5.37%, 09/15/2033 (a)	2,000,000	1,994,443
Series 2026-1, Class E, 9.23%, 09/15/2033 (a)	1,735,000	1,722,663
Series 2026-2, Class D, 6.78%, 11/15/2033 (a)	3,500,000	3,501,419
Series 2026-R1, Class D, 5.75%, 12/15/2033 (a)	2,000,000	1,983,264
Series 2026-R1, Class E, 9.29%, 12/15/2033 (a)	1,500,000	1,498,251
Series 2026-R2, Class C, 6.22%, 02/15/2034 (a)	1,000,000	1,000,638
Pagaya Technologies Ltd., Series 2025-1, Class E, 11.28%, 01/20/2034 (a)	750,000	764,247
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	288,242	293,756
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	504,965
Purchasing Power Funding, Series 2026-A, Class E, 7.54%, 08/15/2030 (a)	500,000	496,486
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034 (a)	1,000,000	977,251
Republic Finance Issuance Trust
Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	400,000	402,655
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	250,000	252,332
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	140,373	140,590
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031 (a)	2,000,000	2,065,268
Upstart Securitization Trust
Series 2023-2, Class C, 11.87%, 06/20/2033 (a)	1,000,000	1,045,162
Series 2025-4, Class D, 7.67%, 11/20/2035 (a)	2,000,000	2,030,466
Series 2026-1, Class D, 7.32%, 03/20/2036 (a)	2,250,000	2,257,733
		55,107,103

Credit Card - 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (a)	500,000	502,783

Equipment - 0.5%
Octane Receivables Trust
Series 2023-3A, Class E, 10.92%, 05/20/2031 (a)	2,000,000	2,140,512
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	2,750,000	2,905,959
Series 2024-RVM1, Class E, 8.42%, 01/22/2046 (a)	1,000,000	1,057,086
		6,103,557
TOTAL ASSET-BACKED SECURITIES (Cost $153,894,316)		154,142,223

COLLATERALIZED LOAN OBLIGATIONS - 12.1%	Par	Value
AB BSL CLO Ltd., Series 2025-6A, Class D2, 8.48%, 07/20/2037 (a)	2,000,000	1,999,986
AMMC CLO Ltd., Series 2025-32A, Class D2, 8.08%, 10/17/2038 (a)	4,000,000	3,993,752
Anchorage Credit Funding Ltd., Series 2016-3A, Class A2R, 6.03% (3 mo. Term SOFR + 2.36%), 01/28/2039 (a)	1,230,805	1,231,263
Antares CLO Ltd., Series 2026-1A, Class C, 5.78% (3 mo. Term SOFR + 2.10%), 04/20/2039 (a)	4,500,000	4,477,500
Anthelion CLO Ltd., Series 2025-2A, Class D1, 6.87% (3 mo. Term SOFR + 3.20%), 04/20/2039 (a)	2,000,000	2,006,524
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.29% (1 mo. Term SOFR + 2.64%), 01/20/2041 (a)	1,000,000	1,006,117
Ares CLO Ltd.
Series 2023-70A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 01/25/2039 (a)	2,000,000	1,956,498
Series 2026-81A, Class E, 0.00% (3 mo. Term SOFR + 5.60%), 07/15/2039 (a)	1,000,000	1,000,000
Audax Senior Debt CLO, LLC, Series 2021-6A, Class DR, 6.88% (3 mo. Term SOFR + 3.20%), 10/20/2037 (a)	3,500,000	3,373,125
BCRED MML CLO LLC, Series 2021-1A, Class B, 5.83% (3 mo. Term SOFR + 2.16%), 01/15/2035 (a)	2,675,000	2,678,833
Black Diamond CLO Ltd., Series 2022-1A, Class D1R, 6.97% (3 mo. Term SOFR + 3.30%), 04/25/2039 (a)	1,250,000	1,250,000
Blackrock CLO Ltd., Series 2021-6A, Class DR, 8.38% (3 mo. Term SOFR + 4.70%), 04/20/2037 (a)	5,000,000	4,737,500
BXDL Static CLO LLC, Series 2025-1A, Class C, 5.88% (3 mo. Term SOFR + 2.20%), 07/20/2035 (a)	1,925,000	1,921,654
Carlyle Global Market Strategies, Series 2019-1A, Class CR2, 6.28% (3 mo. Term SOFR + 2.60%), 04/20/2031 (a)	2,400,000	2,406,278
Cedar Funding Ltd., Series 2022-15A, Class D1R, 6.93% (3 mo. Term SOFR + 3.25%), 01/20/2039 (a)	2,250,000	2,257,400
Cent CLO Ltd., Series 2018-27A, Class B1R, 5.73% (3 mo. Term SOFR + 2.06%), 01/25/2035 (a)	3,850,000	3,856,807
Cerberus Loan Funding LP
Series 2023-1A, Class C, 8.07% (3 mo. Term SOFR + 4.40%), 03/22/2035 (a)	1,500,000	1,500,000
Series 2023-1A, Class CR, 0.00% (3 mo. Term SOFR + 2.65%), 03/22/2035 (a)(e)	4,000,000	4,000,000
Series 2023-2A, Class D2, 12.17% (3 mo. Term SOFR + 8.50%), 07/15/2035 (a)	1,900,000	1,888,889
Series 2024-1A, Class A, 5.57% (3 mo. Term SOFR + 1.90%), 04/15/2036 (a)	5,000,000	5,007,095
CQS US CLO Ltd.
Series 2025-5A, Class D1, 6.96% (3 mo. Term SOFR + 3.15%), 01/17/2039 (a)	1,000,000	1,004,606
Series 2026-6A, Class D1, 6.88% (3 mo. Term SOFR + 3.20%), 03/31/2039 (a)	4,000,000	4,000,000
Crown Point CLO Ltd., Series 2021-10A, Class D, 7.44% (3 mo. Term SOFR + 3.76%), 07/20/2034 (a)	2,000,000	1,985,108
Deerpath Capital CLO Ltd., Series 2024-1A, Class D, 8.92% (3 mo. Term SOFR + 5.25%), 07/15/2036 (a)	3,500,000	3,508,754
Dryden Senior Loan Fund
Series 2018-64A, Class D, 6.59% (3 mo. Term SOFR + 2.91%), 04/18/2031 (a)	1,500,000	1,507,137
Series 2023-107A, Class D1R, 6.55% (3 mo. Term SOFR + 2.90%), 08/15/2038 (a)	3,650,000	3,652,274
Series 2024-119A, Class D2, 9.07% (3 mo. Term SOFR + 5.40%), 04/15/2036 (a)	2,000,000	2,003,140
Eldridge CLO Ltd., Series 2025-1A, Class D2, 7.78% (3 mo. Term SOFR + 4.10%), 10/20/2038 (a)	2,250,000	2,257,191
Fortress Credit Opportunities
Series 2025-29A, Class D, 7.18% (3 mo. Term SOFR + 3.50%), 04/20/2033 (a)	2,500,000	2,434,170
Series 2025-37A, Class B, 6.28% (3 mo. Term SOFR + 2.60%), 07/20/2033 (a)	2,500,000	2,508,225
Gallatin CLO Ltd.
Series 2023-1A, Class D1R, 7.27% (3 mo. Term SOFR + 3.60%), 10/14/2036 (a)	2,000,000	2,009,846
Series 2024-1A, Class D1, 7.68% (3 mo. Term SOFR + 4.00%), 10/20/2037 (a)	4,000,000	4,017,588
Golub Capital Partners CLO Ltd., Series 2025-80A, Class D, 6.76% (3 mo. Term SOFR + 3.10%), 05/09/2039 (a)	2,500,000	2,396,875
HPS Private Credit CLO LLC, Series 2024-2A, Class C, 6.90% (3 mo. Term SOFR + 3.25%), 05/15/2036 (a)	4,000,000	4,003,284
Madison Park Funding Ltd., Series 2019-37A, Class BR2, 5.62% (3 mo. Term SOFR + 1.95%), 04/15/2037 (a)	1,750,000	1,752,265
Marble Point CLO Ltd.
Series 2020-1A, Class D1R, 7.33% (3 mo. Term SOFR + 3.65%), 07/20/2037 (a)	3,000,000	3,007,473
Series 2020-3A, Class D1R2, 6.68% (3 mo. Term SOFR + 3.00%), 10/19/2038 (a)	2,000,000	1,999,940
Monroe Capital CLO Ltd.
Series 2019-1A, Class DR, 7.73% (3 mo. Term SOFR + 4.06%), 11/22/2033 (a)	2,000,000	1,922,892
Series 2021-2A, Class C, 6.59% (3 mo. Term SOFR + 2.91%), 09/14/2033 (a)	500,000	500,460
Mountain Point CLO Ltd., Series 2026-1A, Class D1, 6.97% (3 mo. Term SOFR + 3.25%), 04/20/2039 (a)	2,000,000	2,006,112
Obra CLO Management LLC, Series 2024-1A, Class D1, 7.08% (3 mo. Term SOFR + 3.40%), 01/20/2038 (a)	1,720,000	1,733,760
Octagon Investment Partners Ltd., Series 2018-1A, Class DR, 10.93% (3 mo. Term SOFR + 7.25%), 10/20/2037 (a)	2,575,000	2,560,819
OZLM Ltd., Series 2017-19A, Class CR3, 6.77% (3 mo. Term SOFR + 3.10%), 01/15/2035 (a)	3,000,000	3,000,000
PennantPark CLO Ltd., Series 2025-12A, Class C, 5.98% (3 mo. Term SOFR + 2.30%), 04/20/2037 (a)	3,000,000	2,918,802
Regatta Funding Ltd.
Series 2019-2A, Class D1R2, 6.32% (3 mo. Term SOFR + 2.65%), 04/15/2039 (a)	3,000,000	2,989,449
Series 2025-3A, Class D2, 8.18%, 07/20/2038 (a)	2,000,000	2,007,542
Sculptor CLO Ltd., Series 29A, Class D1R, 7.06% (3 mo. Term SOFR + 3.40%), 07/22/2038 (a)	2,000,000	1,993,546
Sound Point CLO Ltd., Series 2023-1A, Class D1R, 7.17% (3 mo. Term SOFR + 3.50%), 07/26/2038 (a)	5,000,000	5,015,985
Star Mountain CFO I LP, Series 2026-1A, Class B, 8.90% (3 mo. Term SOFR + 5.25%), 12/31/2038 (a)(f)	1,100,000	1,100,000
TIAA CLO Ltd., Series 2019-1A, Class AR, 5.60% (3 mo. Term SOFR + 1.93%), 04/23/2036 (a)	5,500,000	5,509,081
Trinitas CLO Ltd., Series 2023-23A, Class D1R, 6.58% (3 mo. Term SOFR + 2.90%), 10/20/2038 (a)	3,500,000	3,506,857
Windhill CLO Ltd., Series 2024-2A, Class C, 5.96% (3 mo. Term SOFR + 2.30%), 01/22/2038 (a)	2,500,000	2,484,887
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $135,920,607)		135,847,289

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 5.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-176, Class A1, 4.37%, 09/25/2035	12,929,435	12,813,496
Series K553, Class A2, 4.07%, 12/25/2030 (b)	7,500,000	7,441,822
Series K557, Class A2, 3.94%, 01/25/2031 (b)	5,000,000	4,925,515
Series KF169, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,480
Series KF170, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	14,999,865	15,018,585
Series KF171, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 03/25/2036	10,000,000	10,015,610
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $60,415,654)		60,227,508

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%	Par	Value
ALA Trust
Series 2025-OANA, Class C, 5.75% (1 mo. Term SOFR + 2.09%), 06/15/2040 (a)	300,000	301,561
Series 2025-OANA, Class D, 6.75% (1 mo. Term SOFR + 3.09%), 06/15/2040 (a)	200,000	200,946
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 5.89% (1 mo. Term SOFR + 2.24%), 05/17/2041 (a)	800,000	801,331
ARES Commercial Mortgage Trust, Series 2024-IND, Class D, 6.54% (1 mo. Term SOFR + 2.89%), 07/15/2041 (a)	500,000	501,391
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2039 (a)	250,000	255,590
Banc of America Re-Remic Trust, Series 2025-ASHF, Class C, 6.66% (1 mo. Term SOFR + 3.00%), 02/15/2042 (a)	750,000	755,905
Bank-2025, Series 2025-BNK51, Class D, 4.00%, 12/25/2067 (a)	1,000,000	713,982
BX Trust
Series 2024-AIRC, Class C, 6.24% (1 mo. Term SOFR + 2.59%), 08/15/2041 (a)	260,175	261,529
Series 2024-BIO, Class C, 6.29% (1 mo. Term SOFR + 2.64%), 02/15/2041 (a)	200,000	199,758
Series 2024-BIO, Class D, 7.29% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)	200,000	199,025
Series 2024-KING, Class D, 6.14% (1 mo. Term SOFR + 2.49%), 05/15/2034 (a)	493,503	499,723
Series 2024-PALM, Class D, 6.29% (1 mo. Term SOFR + 2.64%), 06/15/2037 (a)	259,615	260,561
Series 2024-VLT4, Class E, 6.54% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	191,900	191,337
Series 2024-VLT4, Class F, 7.59% (1 mo. Term SOFR + 3.94%), 06/15/2041 (a)	479,750	478,497
Series 2025-BIO3, Class D, 7.19%, 02/10/2042 (a)(b)	750,000	746,567
Series 2025-VLT7, Class D, 6.90% (1 mo. Term SOFR + 3.25%), 07/15/2044 (a)	800,000	801,994
Series 2025-VOLT, Class C, 6.00% (1 mo. Term SOFR + 2.35%), 12/15/2044 (a)	1,500,000	1,500,681
Series 2026-VLT9, Class A, 5.35% (1 mo. Term SOFR + 1.70%), 03/15/2045 (a)	5,000,000	5,001,735
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 6.54% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	1,500,000	1,499,847
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.30%, 06/10/2037 (a)(b)	400,000	403,298
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.29%, 04/13/2040 (a)(b)	500,000	501,362
Series 2024-HLTN, Class D, 7.98%, 04/13/2040 (a)(b)	300,000	301,311
Extended Stay America Trust
Series 2025-ESH, Class D, 6.25% (1 mo. Term SOFR + 2.60%), 10/15/2042 (a)	4,815,667	4,852,377
Series 2025-ESH, Class E, 7.00% (1 mo. Term SOFR + 3.35%), 10/15/2042 (a)	3,852,533	3,883,076
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030 (a)(b)	463,406	454,568
Hilton USA Trust
Series 2024-ORL, Class C, 6.09% (1 mo. Term SOFR + 2.44%), 05/15/2037 (a)	200,000	200,723
Series 2024-ORL, Class D, 6.84% (1 mo. Term SOFR + 3.19%), 05/15/2037 (a)	200,000	201,438
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.47%, 05/10/2039 (a)(b)	300,000	305,498
Series 2024-T53, Class F, 12.32%, 05/10/2039 (a)(b)	100,000	102,420
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/2034 (a)(b)	750,000	751,938
Jackson Park Trust, Series 2019-LIC, Class E, 3.35%, 10/14/2039 (a)(b)	750,000	663,315
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	287,547	298,619
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	800,000	744,133
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.62%, 11/05/2038 (a)(b)	1,000,000	1,002,053
Series 2025-28L, Class D, 6.42%, 11/05/2038 (a)(b)	1,000,000	1,003,167
Stellar Management, Series 2025-IP, Class E, 7.07%, 06/10/2042 (a)(b)	250,000	251,811
TX Trust, Series 2024-HOU, Class D, 6.89% (1 mo. Term SOFR + 3.24%), 06/15/2039 (a)	200,000	200,436
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 7.14%, 03/15/2038 (a)(b)	1,500,000	1,511,588
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88%, 08/10/2031 (a)(b)	272,928	263,437
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $32,821,192)		33,068,528

EXCHANGE TRADED FUNDS - 1.2%	Shares	Value
Invesco Senior Loan ETF	484,603	9,973,130
iShares iBoxx USD Investment Grade Corporate Bond ETF	26,216	2,853,611
TOTAL EXCHANGE TRADED FUNDS (Cost $12,871,890)		12,826,741

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.1%	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 7.35% (30 day avg SOFR US + 3.70%), 02/25/2044 (a)	$1,000,000	1,049,900
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 7.20% (30 day avg SOFR US + 3.55%), 08/25/2042 (a)	500,000	515,439
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $1,496,563)		1,565,339

COMMON STOCKS - 0.0% (g)	Shares	Value
Energy - 0.0% (g)
Enviva Escrow (f)(h)	150,000	0
Enviva LLC (h)	5,458	109,160
TOTAL COMMON STOCKS (Cost $183,056)		109,160

SHORT-TERM INVESTMENTS	Shares	Value
Money Market Funds - 5.1%
First American Government Obligations Fund - Class U, 3.60% (i)	57,023,871	57,023,871
TOTAL SHORT-TERM INVESTMENTS (Cost $57,023,871)		57,023,871

TOTAL INVESTMENTS - 98.6% (Cost $1,107,364,951)		1,107,216,078
Other Assets in Excess of Liabilities - 1.4%		15,943,485
TOTAL NET ASSETS - 100.0%		$1,123,159,563

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $758,674,512 or 67.5% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(d)	Interest only security.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)
As of April 30, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $1,100,00 or 0.1% of net assets. Value determined using significant unobservable inputs.

(g)	Represents less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Angel Oak Income ETF
Schedule of Open Futures Contracts
April 30, 2026 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	46	06/18/2026	$5,087,313	$(46,161)
U.S. Treasury 5 Year Note	528	06/30/2026	56,937,375	(145,965)
Net Unrealized Appreciation (Depreciation)		–	$–	$(192,126)

 The average monthly notional value of long futures contracts during the period ended April 30, 2026, was $41,119,498.

Angel Oak Income ETF
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection (a)
April 30, 2026 (Unaudited)

Reference Obligation	Implied Credit Spread at 04/30/26 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.55%	1.000%	Quarterly	06/20/2031	Wells Fargo Securities, LLC	$100,000,000	$(2,212,085)	$(1,606,902)	$(605,183)

(a)
If the Fund is a buyer of protection and a credit event occurs, as deﬁned under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reﬂects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as deﬁned under the terms of the agreement. A credit spread identiﬁed as “Defaulted”indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as deﬁned under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.

The average monthly notional value of long swap contracts during the period ended April 30, 2026, was $112,500,000.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps, and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$298,826,121	$–	$298,826,121
Corporate Obligations	–	178,348,510	–	178,348,510
Residential Mortgage-Backed Securities - U.S. Government Agency	–	175,230,788	–	175,230,788
Asset-Backed Securities	–	154,142,223	–	154,142,223
Collateralized Loan Obligations	–	134,747,289	1,100,000	135,847,289
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	60,227,508	–	60,227,508
Commercial Mortgage-Backed Securities	–	33,068,528	–	33,068,528
Exchange Traded Funds	12,826,741	–	–	12,826,741
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	1,565,339	–	1,565,339
Common Stocks	–	109,160	0	109,160
Short-term Investments	57,023,871	–	–	57,023,871
Total	$69,850,612	$1,036,265,466	$1,100,000	$1,107,216,078

Other Financial Instruments
Liabilities
Swaps *	$–	$(605,183)	$–	$(605,183)
Futures Contracts *	(192,126)	–	–	(192,126)
Total	$(192,126)	$(605,183)	$–	$(797,309)

* Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts and Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Schedule of Investments for further disaggregation of investment categories.